PRINCIPAL ACCOUNTING POLICIES (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Sep. 20, 2013 EUR (€)
Foreign currency translation
Cash, cash equivalents, and restricted cash	¥ 4,192,300,000			¥ 4,136,500,000
Available-for-sale investment
Provision for other receivables	¥ 10,287,626			10,287,626
Proceeds from Sale and Maturity of Available-for-sale Securities			¥ 10,197,934
Due to related parties | €						€ 2,948,489
Project assets
Project assets, useful life	20 years	20 years
Revenue recognition
Return percentage, minimum	5.00%	5.00%
Retainage	¥ 118,700,000			144,900,000
Retain percentage, maximum	10.00%	10.00%
Cost of revenue
Cost of electricity sales	¥ 700,000		100,000
Warranty cost
Product defect, minimum warranty	5 years	5 years
Product defect, maximum warranty	10 years	10 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Warranty cost expenses	¥ 154,729,249		106,283,167
Utilization of warranty accruals	¥ 39,006,406		1,783,652
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Fair Value Inputs, Expected Failure Rate	1.00%				1.00%
Shipping and handling
Shipping and handling costs	¥ 617,835,398		383,989,292
Government grants
Subsidy income	¥ 104,229,215	$ 15,374,628	74,615,322
Government grants related to assets			7,000,000
Convenience translation
Exchange rate	6.7793				6.7793
Recent accounting pronouncements
Current deferred tax assets	¥ 0			130,675,655	$ 0
Current deferred tax liabilities	0			¥ 17,074,064	$ 0
Standard and Extended Product Warranty Accrual	52,306,225
Contract Retainage Receivable, Additions	6,000,000		8,700,000
Contract Retainage Revenue	32,100,000		28,200,000
Project Assets Of Discontinued Operations [Member]
Interest Capitalization
Interest capitalized	30,585,605		30,585,605
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized	¥ 5,247,653		¥ 3,779,027
Land use rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Land use rights [Member] | Manufacturing [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Purchased software and trademark registration fees [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	5 years	5 years
Intangible asset, useful life, maximum	10 years	10 years
Building [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	20 years	20 years
Machinery and Equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	4 years	4 years
Vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Solar power projects [Member] | Minimum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	20 years	20 years
Solar power projects [Member] | Maximum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	50 years	50 years
Bond [Member]
Available-for-sale investment
Convertible debt, conversion rate	1	1
Stated interest rate						5.00%